                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.
--------------------------------------------------------------------------------

1.     Name and address of issuer:          Investors Trust
                                            601 Union Street, Suite 5600
                                            Seattle, Washington 98101-2336
--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):           [ ]

       Investors Trust Adjustable Rate Fund, Class A and B shares

--------------------------------------------------------------------------------

3.     Investment Company Act File Number:  811-4945

       Securities Act File Number:  33-10976
--------------------------------------------------------------------------------

4(a).  Last day of fiscal year for which this Form is filed:
         September 26, 1997


--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


      Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------

4(c). [X]Check box if this is the last time the issuer will be filing this Form.


--------------------------------------------------------------------------------

5. Calculation of registration fee:


        (i)   Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f)                                                        $ 677,995
                                                                                                           ---------

        (ii)  Aggregate price of securities redeemed or repurchased during the
              fiscal year:                                                         $7,803,129
                                                                                   ----------

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
              the Commission:                                                      $  267,991
                                                                                   ----------

        (iv)  Total available redemption credits [add items 5(ii) and 5 (iii)]                             $8,071,120
                                                                                                           ----------

        (v)   Net sales - if item 5(i) is greater than item 5(iv) [subtract item
              5(iv) from item 5(i)]:                                                                       $        0
                                                                                                           ----------
       (vi)   Redemption credits available for use in future years  - if item 5(i) is less than item 5(iv) [subtract item 5(iv)
              from item 5(i)]:                                                   $(7,393,125)
                                                                                 ------------

       (vii)  Multiplier for determining registration fee
              (See instruction C.9):                                                                         x .000295
                                                                                                            ----------
       (viii) Registration fee due [multiply item 5(v) by
              item 5(vii)] (enter "0" if no fee is due):                                                 = $         0
                                                                                                           -----------


6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.
--------------------------------------------------------------------------------

7.     Interest due - if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see instruction D):                                               +$       0
                                                                                                          ----------
--------------------------------------------------------------------------------

8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:                                                                        =$       0
--------------------------------------------------------------------------------                          ----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

       Method of Delivery:


                       [ ]   Wire Transfer
                       [ ]   Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*               /s/ Geoffrey S. Stiff

                                        Geoffrey S. Stiff, President



Date December 18, 1997

   *Please print the name and title of the signing officer below the signature

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.
--------------------------------------------------------------------------------

1.     Name and address of issuer:          Investors Trust
                                            601 Union Street, Suite 5600
                                            Seattle, Washington 98101-2336
--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):           [ ]

       Investors Trust Tax-Free Fund  Class A and B Shares

--------------------------------------------------------------------------------

3.     Investment Company Act File Number:  811-4945

       Securities Act File Number:  33-10976
--------------------------------------------------------------------------------

4(a).  Last day of fiscal year for which this Form is filed:
         September 26, 1997


--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


      Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------

4(c). [X]Check box if this is the last time the issuer will be filing this Form.


--------------------------------------------------------------------------------

5. Calculation of registration fee:


        (i)   Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f)                                                        $1,525,163
                                                                                                           ----------

        (ii)  Aggregate price of securities redeemed or repurchased during the
              fiscal year:                                                         $27,297,775
                                                                                   -----------

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
              the Commission:                                                      $         0
                                                                                   -----------

        (iv)  Total available redemption credits [add items 5(ii) and 5 (iii)]                             $27,297,775
                                                                                                           -----------

        (v)   Net sales - if item 5(i) is greater than item 5(iv) [subtract item
              5(iv) from item 5(i)]:                                                                       $         0
                                                                                                           -----------
       (vi)   Redemption credits available for use in future years  - if item 5(i) is less than item 5(iv) [subtract item 5(iv)
              from item 5(i)]:                                                   $(25,772,612)
                                                                                 -------------

       (vii)  Multiplier for determining registration fee
              (See instruction C.9):                                                                         x .000295
                                                                                                             ---------
       (viii) Registration fee due [multiply item 5(v) by
              item 5(vii)] (enter "0" if no fee is due):                                                 = $         0
                                                                                                             ---------


6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.
--------------------------------------------------------------------------------

7.     Interest due - if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see instruction D):                                               +$       0
                                                                                                          ----------
--------------------------------------------------------------------------------

8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:                                                                        =$       0
--------------------------------------------------------------------------------                          ----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

       Method of Delivery:


                       [ ]   Wire Transfer
                       [ ]   Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*               /s/ Geoffrey S. Stiff

                                        Geoffrey S. Stiff, President



Date December 18, 1997

   *Please print the name and title of the signing officer below the signature


                                       3